Stock Repurchase Programs (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of stock repurchase activity
The stock repurchase activity under our stock repurchase programs during the year ended December 31, 2018 is summarized as follows:

	Shares Repurchased	Average Price Paid per Share(1)(2)	Value of Shares Repurchased	Remaining Amount Authorized
	(In millions, except per share amounts)
Balance as of January 2018				$4,999
Repurchases of shares of common stock in the open market for the three months ended March 31, 2018	10.8	$76.82	$825	$4,174
Repurchases of shares of common stock under the ASR agreement for the three months ended March 31, 2018	12.8	$78.03	$1,000	$3,174
Repurchases of shares of common stock in the open market for the three months ended June 30, 2018	6.1	$81.33	$500	$2,674
Additional authorization of $10 billion under July 2018 stock repurchase program	—	$—	$—	$12,674
Repurchases of shares of common stock in the open market for the three months ended September 30, 2018	6.9	$87.42	$600	$12,074
Repurchases of shares of common stock in the open market for the three months ended December 31, 2018	7.1	$84.19	$600	$11,474
Balance as of December 31, 2018	43.7		$3,525	$11,474
(1) Average price paid per share for open market purchases includes broker commissions.
(2) Average price paid per share under the ASR agreement represents the volume-weighted average share price, less a discount and adjustments pursuant to the terms of the agreement. Treasury stock recorded for repurchases under the ASR agreement amounts to $985 million.